UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-08279

T. Rowe Price Reserve Investment Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: May 31

Date of reporting period: February 28, 2017

Item 1. Schedule of Investments

Reserve Investment Funds	February 28, 2017

T. Rowe Price Government Reserve Fund

Unaudited

Portfolio of Investments ‡

(Amounts in 000s)

U.S. GOVERNMENT AGENCY DEBT 20.4% (1)

	Par	$ Value
Federal Home Loan Bank, 0.52%, 3/1/17	50,000	50,000
Federal Home Loan Bank, 0.527%, 3/8/17	200,000	199,980
Federal Home Loan Bank, 0.527%, 3/10/17	100,000	99,987
Federal Home Loan Bank, 0.53%, 3/3/17	20,000	19,999
Federal Home Loan Bank, 0.53%, 3/13/17	100,000	99,982
Federal Home Loan Bank, 0.53%, 3/15/17	175,000	174,964
Federal Home Loan Bank, 0.53%, 3/21/17	100,000	99,971
Federal Home Loan Bank, 0.53%, 4/10/17	75,000	74,956
Federal Home Loan Bank, 0.53%, 4/17/17	48,000	47,967
Federal Home Loan Bank, 0.533%, 4/7/17	44,820	44,795
Federal Home Loan Bank, 0.54%, 4/27/17	31,500	31,473
Federal Home Loan Bank, 0.54%, 5/5/17	224,000	223,782
Federal Home Loan Bank, 0.541%, 4/19/17	29,000	28,979
Federal Home Loan Bank, 0.546%, 4/21/17	200,000	199,845
Federal Home Loan Bank, 0.549%, 5/12/17	100,000	99,890
Federal Home Loan Bank, 0.56%, 5/24/17	300,000	299,608
Federal Home Loan Mortgage, 0.505%, 3/23/17	30,000	29,991
Federal Home Loan Mortgage, 0.51%, 3/27/17	12,000	11,996
Federal Home Loan Mortgage, 0.51%, 4/4/17	200,000	199,904
Federal Home Loan Mortgage, 0.515%, 4/21/17	70,513	70,462
Federal Home Loan Mortgage, 0.52%, 4/17/17	20,000	19,986
Federal Home Loan Mortgage, 0.523%, 5/5/17	477,402	476,951
Federal Home Loan Mortgage, 0.528%, 6/1/17	304,550	304,139
Federal Home Loan Mortgage, 0.532%, 5/17/17	120,000	119,864
Federal National Mortgage Assn., 0.506%, 3/22/17	201,315	201,255
Federal National Mortgage Assn., 0.51%, 3/8/17	80,882	80,874
Federal National Mortgage Assn., 0.51%, 3/29/17	50,000	49,980
Federal National Mortgage Assn., 0.51%, 4/3/17	200,000	199,906
Federal National Mortgage Assn., 0.514%, 4/26/17	98,333	98,254

Federal National Mortgage Assn., 0.515%, 4/19/17	14,350	14,340
Federal National Mortgage Assn., 0.53%, 5/1/17	50,000	49,955
Federal National Mortgage Assn., 0.53%, 5/10/17	50,000	49,948
Federal National Mortgage Assn., 0.53%, 5/24/17	150,000	149,815
Total U.S. Government Agency Debt (Cost $3,923,798)		3,923,798
U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENTS 0.5%(2)		
BNP Paribas, Tri-Party, Dated 2/28/17, 0.52%, Delivery Value of $100,001,444 on 3/1/17, Collateralized by U.S. Government securities, 0.00% - 10.00%, 5/18/17 - 2/1/47, valued at $102,000,000	100,000	100,000
Total U.S. Government Agency Repurchase Agreements (Cost $100,000)		100,000
U.S. TREASURY DEBT 55.7%		
U.S. Treasury Bills, 0.504%, 4/27/17	538,730	538,300
U.S. Treasury Bills, 0.505%, 4/13/17	640,000	639,614
U.S. Treasury Bills, 0.506%, 3/9/17	785,600	785,512
U.S. Treasury Bills, 0.508%, 3/2/17	587,200	587,192
U.S. Treasury Bills, 0.515%, 3/23/17	558,510	558,334
U.S. Treasury Bills, 0.518%, 5/11/17	846,000	845,137
U.S. Treasury Bills, 0.52%, 5/4/17	594,000	593,451
U.S. Treasury Bills, 0.524%, 4/20/17	670,055	669,568
U.S. Treasury Bills, 0.53%, 4/6/17	464,000	463,754
U.S. Treasury Bills, 0.53%, 5/25/17	515,000	514,355
U.S. Treasury Bills, 0.536%, 5/18/17	537,860	537,235
U.S. Treasury Bills, 0.555%, 3/30/17	650,000	649,709
U.S. Treasury Bills, 0.638%, 8/17/17	116,000	115,653
U.S. Treasury Notes, 0.50%, 4/30/17	500,000	499,971
U.S. Treasury Notes, 0.625%, 5/31/17	25,000	25,004
U.S. Treasury Notes, 0.875%, 4/15/17	498,000	498,210

U.S. Treasury Notes, 0.875%, 4/30/17	350,000	350,190
U.S. Treasury Notes, 0.875%, 5/15/17	287,000	287,206
U.S. Treasury Notes, 3.125%, 4/30/17	450,000	451,918
U.S. Treasury Notes, 4.50%, 5/15/17	125,000	126,022
U.S. Treasury Notes, FRN, 0.59%, 4/30/17	246,100	246,102
U.S. Treasury Notes, FRN, 0.593%, 7/31/17	339,900	339,895
U.S. Treasury Notes, FRN, 0.656%, 1/31/19	123,800	123,805
U.S. Treasury Notes, FRN, 0.684%, 10/31/17	177,350	177,342
U.S. Treasury Notes, FRN, 0.686%, 10/31/18	56,300	56,299
Total U.S. Treasury Debt (Cost $10,679,778)		10,679,778

U.S. TREASURY REPURCHASE AGREEMENTS 23.3% (2)

Bank of America, Tri-Party, Dated 2/23/17, 0.50%, Delivery Value of $12,001,167 on 3/2/17, Collateralized by U.S. Government securities, 0.125%, 4/15/21, valued at $12,240,071	12,000	12,000
BNP Paribas, Tri-Party, Dated 2/22/17, 0.50%, Delivery Value of $16,001,556 on 3/1/17, Collateralized by U.S. Government securities, 0.813% - 2.625%, 1/31/18 - 2/15/44, valued at $16,320,090	16,000	16,000
Citigroup Global Markets, Tri-Party, Dated 2/23/17, 0.51%, Delivery Value of $36,003,570 on 3/2/17, Collateralized by U.S. Government securities, 0.875%, 10/15/17 - 2/15/47, valued at $36,720,029	36,000	36,000
CS First Boston, Tri-Party, Dated 2/28/17, 0.50%, Delivery Value of $114,732,593 on 3/1/17, Collateralized by U.S. Government securities, 2.00%, 8/15/25, valued at $117,026,642	114,731	114,731
Federal Reserve Bank of New York, Tri-Party, Dated 2/28/17 0.50%, Delivery Value of $4,152,057,667 on 3/1/17 Collateralized by U.S. Government securities, 0.875% - 6.125% 7/31/19 - 11/15/42, valued at $4,152,057,726	4,152,000	4,152,000
HSBC Securities, Tri-Party, Dated 2/22/17, 0.50%, Delivery Value of $16,001,556 on 3/1/17, Collateralized by U.S. Government securities, 6.125%, 11/15/27, valued at $16,320,584	16,000	16,000

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Treasury Reserve Fund

Unaudited

Portfolio of Investments ‡

(Amounts in 000s)

	Par	$ Value
U.S. TREASURY DEBT 70.9%		
U.S. Treasury Bills, 0.496%, 3/9/17	118,000	117,987
U.S. Treasury Bills, 0.501%, 3/2/17	212,660	212,657
U.S. Treasury Bills, 0.505%, 4/27/17	111,270	111,181
U.S. Treasury Bills, 0.506%, 4/13/17	125,210	125,135
U.S. Treasury Bills, 0.508%, 3/16/17	150,000	149,968
U.S. Treasury Bills, 0.515%, 3/23/17	126,925	126,885
U.S. Treasury Bills, 0.518%, 5/11/17	154,000	153,843
U.S. Treasury Bills, 0.52%, 4/6/17	136,000	135,930
U.S. Treasury Bills, 0.52%, 5/4/17	106,000	105,902
U.S. Treasury Bills, 0.525%, 4/20/17	137,560	137,460
U.S. Treasury Bills, 0.531%, 5/25/17	137,000	136,828
U.S. Treasury Bills, 0.533%, 3/30/17	175,000	174,924
U.S. Treasury Bills, 0.535%, 5/18/17	80,000	79,907
U.S. Treasury Bills, 0.638%, 8/17/17	22,000	21,934
U.S. Treasury Notes, 0.50%, 4/30/17	150,000	149,991
U.S. Treasury Notes, 0.625%, 5/31/17	75,000	75,012
U.S. Treasury Notes, 0.875%, 4/15/17	102,000	102,043
U.S. Treasury Notes, 0.875%, 4/30/17	100,000	100,057
U.S. Treasury Notes, 0.875%, 5/15/17	166,000	166,118
U.S. Treasury Notes, 3.125%, 4/30/17	50,000	50,213
U.S. Treasury Notes, 4.50%, 5/15/17	25,000	25,204
U.S. Treasury Notes, FRN, 0.59%, 4/30/17	52,900	52,900
U.S. Treasury Notes, FRN, 0.593%, 7/31/17	84,100	84,098
U.S. Treasury Notes, FRN, 0.656%, 1/31/19	24,900	24,901
U.S. Treasury Notes, FRN, 0.684%, 10/31/17	6,400	6,400
U.S. Treasury Notes, FRN, 0.686%, 10/31/18	9,987	9,987
Total U.S. Treasury Debt (Cost $2,637,465)		2,637,465

U.S. TREASURY REPURCHASE AGREEMENTS 29.6%(1)

Bank of America, Tri-Party, Dated 2/23/17, 0.50%, Delivery Value of $22,002,139 on 3/2/17, Collateralized by U.S. Government securities, 0.125%, 4/15/21, valued at $22,440,096	22,000	22,000
BNP Paribas, Tri-Party, Dated 2/22/17, 0.50%, Delivery Value of $54,005,250 on 3/1/17, Collateralized by U.S. Government securities, 1.375% - 8.125%, 11/30/17 - 2/15/44, valued at $55,080,009	54,000	54,000
BNP Paribas, Tri-Party, Dated 2/28/17, 0.51%, Delivery Value of $263,903,739 on 3/1/17, Collateralized by U.S. Government securities, 1.75% - 4.375%, 11/30/17 - 2/15/45, valued at $269,178,026	263,900	263,900
Citigroup Global Markets, Tri-Party, Dated 2/23/17, 0.51% Delivery Value of $56,005,553 on 3/2/17, Collateralized by U.S. Government securities, 0.00% - 2.00%, 3/2/17 - 11/30/20 valued at $57,120,003	56,000	56,000
CS First Boston, Tri-Party, Dated 2/28/17, 0.50% Delivery Value of $195,818,720 on 3/1/17, Collateralized by U.S. Government securities, 0.625% - 0.875%, 9/30/17 - 9/15/19, valued at $199,735,995	195,816	195,816
Goldman Sachs, Tri-Party, Dated 2/28/17, 0.51%, Delivery Value of $134,013,288 on 3/7/17, Collateralized by U.S. Government securities, 1.50% - 2.375%, 5/31/18 - 9/30/20 valued at $136,680,039	134,000	134,000
HSBC Securities, Tri-Party, Dated 2/22/17, 0.50%, Delivery Value of $54,005,250 on 3/1/17, Collateralized by U.S. Government securities, 1.00%, 11/15/19, valued at $55,082,530	54,000	54,000
HSBC Securities, Tri-Party, Dated 2/23/17, 0.50%, Delivery Value of $67,006,514 on 3/2/17, Collateralized by U.S. Government securities, 1.00% - 4.75%, 11/15/19 - 2/15/37 valued at $68,343,957	67,000	67,000
HSBC Securities, Tri-Party, Dated 2/28/17, 0.51%, Delivery Value of $170,002,408 on 3/1/17, Collateralized by U.S. Government securities, 1.75% - 1.875%, 10/31/20 - 5/31/22 valued at $173,404,924	170,000	170,000
JPMorgan Chase, Tri-Party, Dated 2/22/17, 0.51%, Delivery Value of $11,001,091 on 3/1/17, Collateralized by U.S. Government securities, 2.875%, 8/15/45, valued at $11,222,656	11,000	11,000

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Reserve Investment Funds
Unaudited

Notes To Portfolio of Investments

T. Rowe Price Reserve Investment Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). T. Rowe Price Government Reserve Fund (Government Reserve Fund), formerly the T. Rowe Price Reserve Investment Fund, and T. Rowe Price Treasury Reserve Fund (Treasury Reserve Fund), formerly the T. Rowe Price Government Reserve Investment Fund, are each a diversified, open-end management investment company (collectively, the funds) established by the corporation. The funds are offered as cash management options to mutual funds, trusts, and other accounts managed by T. Rowe Price Associates, Inc. (Price Associates) and its affiliates and are not available for direct purchase by members of the public. The funds seek to maximize preservation of capital, liquidity, and, consistent with these goals, the highest possible current income. Each fund operates as a money market fund in compliance with Rule 2a-7 under the 1940 Act.

In accordance with amendments to rules governing money market funds under the 1940 Act (amendments) and as approved by each fund’s Board, each fund intends to operate as a government money market fund and the Treasury Reserve Fund will continue to operate with a government mandate. On August 1, 2016, the Government Reserve Fund adopted a policy to, under normal conditions, invest at least 80% of its net assets in U.S. government securities and repurchase agreements that are collateralized by U.S. government securities or cash. The Treasury Reserve Fund’s principal investment strategies have remained the same. On October 14, 2016, each fund adopted a policy to invest at least 99.5% of its total assets in cash, U.S. government securities, and/or repurchase agreements that are collateralized by U.S. government securities or cash. Each fund will generally continue to value its securities at amortized cost and transact at a stable $1.00 net asset value. The amendments do not require government money market funds to, and neither fund has the intention to voluntarily, impose liquidity fees on redemptions or temporarily suspend redemptions.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
Each fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

New Accounting Guidance
In October 2016, the Securities and Exchange Commission (SEC) issued a new rule, Investment Company Reporting Modernization, which, among other provisions, amends Regulation S-X to require standardized, enhanced disclosures in investment company financial statements. Compliance with the guidance is effective for financial statements filed with the SEC on or after August 1, 2017; adoption will have no effect on the fund’s net assets or results of operations.

NOTE 2 - VALUATION

Each fund’s financial instruments are valued and its net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Each fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the funds’ Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. For example, securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

In accordance with Rule 2a-7 under the 1940 Act, each fund values its securities at amortized cost, which approximates fair value. Securities for which amortized cost is deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. On February 28, 2017, all of the funds’ financial instruments were classified as Level 2 in the fair value hierarchy.

NOTE 3 - OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, each fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objectives, policies, program, and risk factors of each fund are described more fully in its prospectus and Statement of Additional Information.

Repurchase Agreements
Each fund may engage in repurchase agreements, pursuant to which it pays cash to and receives securities from a counterparty that agrees to “repurchase” the securities at a specified time, typically within seven business days, for a specified price. All repurchase agreements are fully collateralized by U.S. government securities or related agency securities, which are held by the custodian designated by the agreement. Collateral is evaluated daily to ensure that its market value exceeds the delivery value of the repurchase agreements at maturity. Although risk is mitigated by the collateral, a fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

NOTE 4 - FEDERAL INCOME TAXES

At February 28, 2017, the cost of investments for federal income tax purposes was $19,175,307,000 for Government Reserve Fund and $3,739,181,000 for Treasury Reserve Fund.

T. Rowe Price Short-Term Fund

Unaudited

Portfolio of Investments ‡

(Amounts in 000s)

	Par	$ Value
CERTIFICATES OF DEPOSIT 14.5%		
Domestic 0.9% (1)		
Wells Fargo Bank, 0.90%, 3/2/17	25,000	25,000
		25,000
Eurodollar 13.6% (2)		
Bank of Tokyo-Mitsubishi, 0.57%, 3/1/17	50,000	50,000
Canadian Imperial Bank, 0.58%, 3/1/17	50,000	50,000
Credit Agricole, 0.56%, 3/1/17	45,000	45,000
DNB Nor Bank, 0.55%, 3/1/17	45,000	45,000
National Australia Bank, 0.54%, 3/1/17	50,000	50,000
Natixis, 0.56%, 3/1/17	45,000	45,000
Skandinaviska Enskilda Banken, 0.56%, 3/1/17	45,000	45,000
Svenska Handelsbanken, 0.55%, 3/1/17	39,000	39,000
		369,000
Total Certificates of Deposit (Cost $394,000)		394,000
COMMERCIAL PAPER 38.1%		
4(2) 25.0% (3)		
ABN Amro Funding USA, 0.90%, 3/7/17	30,000	29,995
ABN Amro Funding USA, 1.05%, 4/3/17	6,000	5,995
Apple, 0.82%, 4/25/17	15,000	14,983
ASB Finance London, 0.99%, 6/1/17	20,000	19,953
BASF, 0.71%, 3/29/17	20,000	19,989
BMW U.S. Capital, 0.75%, 4/5/17	12,000	11,992
BMW U.S. Capital, 0.84%, 5/3/17	8,000	7,989
CAFCO, 0.94%, 3/6/17	25,000	24,997
CAFCO, 0.95%, 3/9/17	4,750	4,749
CAFCO, 1.00%, 3/14/17	10,000	9,997
Charta, 0.96%, 3/15/17	5,000	4,999

Charta, 0.99%, 5/17/17	15,000	14,972
Charta, 0.99%, 5/30/17	4,300	4,290
Coca-Cola, 0.90%, 6/12/17	20,000	19,953
CPPIB Capital, 0.85%, 4/24/17	20,000	19,979
CRC Funding, 0.95%, 3/1/17	22,400	22,400
Danske, 1.02%, 6/2/17	12,000	11,962
Danske, 1.03%, 6/1/17	8,000	7,975
Fairway Finance, 0.99%, 6/9/17	13,750	13,708
Hydro-Quebec, 0.85%, 4/24/17	15,000	14,984
Hydro-Quebec, 0.86%, 5/1/17	5,000	4,994
KfW International Finance, 0.94%, 4/12/17	10,000	9,991
KfW International Finance, 0.95%, 3/17/17	10,000	9,998
Liberty Street Funding, 0.60%, 3/1/17	10,000	10,000
Liberty Street Funding, 1.07%, 4/17/17	20,000	19,977
Manhattan Asset Funding, 0.98%, 3/9/17	10,000	9,998
Manhattan Asset Funding, 1.02%, 5/4/17	4,000	3,993
Manhattan Asset Funding, 1.03%, 4/24/17	8,000	7,989
MassMutual Mutual Life Insurance, 0.67%, 3/17/17	20,000	19,994
Microsoft, 0.86%, 3/13/17	25,000	24,994
Microsoft, 0.86%, 3/14/17	10,000	9,997
Nationwide Building Society, 0.94%, 3/7/17	5,600	5,599
Nationwide Building Society, 1.13%, 5/24/17	10,000	9,974
Nationwide Building Society, 1.15%, 6/15/17	8,000	7,972
New York Life Captial, 0.85%, 4/28/17	21,487	21,462
Nordea Bank, 0.94%, 4/11/17	20,000	19,983
Novartis Finance, 0.70%, 3/28/17	24,000	23,988
Old Line Funding, 0.89%, 3/6/17	20,000	19,998
Old Line Funding, 0.98%, 5/10/17	5,000	4,991
Philip Morris International, 0.72%, 3/13/17	6,050	6,048
Regency Markets No. 1, 0.80%, 3/14/17	20,000	19,994

Standard Chartered Bank/New York, 1.01%, 4/24/17	15,000	14,981
Starbird Funding, 0.96%, 3/1/17	20,000	20,000
Starbird Funding, 0.98%, 3/6/17	10,000	9,999
Starbird Funding, 1.05%, 3/13/17	10,000	9,997
Thunder Bay Funding, 0.90%, 3/8/17	10,000	9,998
Toronto-Dominion Bank, 0.90%, 3/1/17	15,000	15,000
Toronto-Dominion Bank, 1.03%, 3/14/17	14,750	14,746
Total Capital Canada, 0.93%, 4/28/17	20,000	19,973
Westpac Banking, 0.95%, 3/21/17	8,000	7,997
		680,486
Non-4(2) 13.1%		
American Honda Finance, 0.93%, 5/8/17	15,000	14,978
Australia & New Zealand Banking Group, 0.85%, 5/15/17	22,000	21,961
BNP Paribas, 1.03%, 4/12/17	20,000	19,982
Caterpillar Financial Services, 0.90%, 3/21/17	17,000	16,993
Credit Suisse First Boston, 0.97%, 3/13/17	25,000	24,994
Export Development, 0.85%, 5/30/17	19,300	19,261
Inova Health, 0.88%, 5/10/17	23,000	22,961
Kaiser Permanente, 0.96%, 5/10/17	18,862	18,825
Nestle Finance International, 0.55%, 3/2/17	25,298	25,297
Northwestern Memorial Healthcare, 0.87%, 4/12/17	21,033	21,009
Ohio Higher Ed. Fac. Commission, 0.98%, 5/17/17	13,825	13,799
PACCAR Financial, 0.80%, 3/9/17	12,950	12,948
Province of Ontario, 0.84%, 5/3/17	20,000	19,974
SSM Health Care, Series A, 0.90%, 4/20/17	27,200	27,159
Swedbank, 0.95%, 4/10/17	20,000	19,985
Toyota Credit Canada, 1.02%, 6/14/17	20,000	19,940
Unilever Capital, 0.82%, 5/9/17	20,000	19,971

Univ. of California Regents, Series B, 0.73%, 3/1/17	15,000	15,000
		355,037
Total Commercial Paper (Cost $1,035,461)		1,035,523
CORPORATE BONDS 1.2%		
Berkshire Hathaway Fin. Corp., 1.60%, 5/15/17	13,982	14,004
National Australia Bank, 2.75%, 3/9/17	9,985	9,987
Schlumberger Investment, 1.25%, 8/1/17 (4)	7,526	7,528
Total Corporate Bonds (Cost $31,519)		31,519
MUNICIPAL SECURITIES 21.9%		
Alaska HFC, Single Family, Series D, VRDN, 0.62%, 12/1/41	35,000	35,000
Colorado Housing Fin. Auth., Multi-Family, Series A1 VRDN, 0.69%, 4/1/36	16,415	16,415
Colorado Housing Fin. Auth., Single Family, Series A2 VRDN, 0.67%, 11/1/37 (5)	19,765	19,765
Dallas-Fort Worth Int'l. Airport Fac. Improvement, United Parcel Service of America, VRDN, 0.58%, 5/1/32 (5)	26,850	26,850
Delaware HFA, Christiana Care Health, Series A VRDN, 0.57%, 10/1/38	21,920	21,920
Gulf Coast IDA, ExxonMobil, VRDN, 0.55%, 11/1/41	21,905	21,905
Harris County Cultural Ed. Fac., Houston Methodist Hosp. Series C1, VRDN, 0.57%, 12/1/24	24,600	24,600
Indiana Fin. Auth., Sisters of Saint Francis, Franciscan Alliance VRDN, 0.64%, 11/1/37	32,410	32,410
Los Angeles Metro Transportation Auth., Series ATSM, TECP 0.88%, 4/6/17	13,000	13,001
Michigan Finance Auth., School Loan, GO, VRDN 0.70%, 9/1/50	28,320	28,320
Murray City, IHC Health, Series A, VRDN, 0.62%, 5/15/36	13,100	13,100
Murray City, IHC Health, Series D, VRDN, 0.55%, 5/15/36	36,275	36,275
New York City, Series G-7, GO, VRDN, 0.57%, 4/1/42	13,845	13,845

New York City Municipal Water Fin. Auth., Water & Sewer Series B2, VRDN, 0.58%, 6/15/45	20,010	20,010
New York State Mortgage Agency, Single Family, Series 159 VRDN, 0.66%, 10/1/38	30,400	30,400
Pennsylvania Housing Fin. Agency, Single Family, Series 94B VRDN, 0.67%, 4/1/27 (5)	12,555	12,555
Philadelphia Airport, Series CC2, TECP, 1.00%, 5/8/17	20,000	20,001
Providence Health & Services, Obligated Group, Series 12-E VRDN, 0.73%, 10/1/42	37,125	37,125
Saint Charles Parish PCR, Shell Oil, Series 92A, VRDN 0.62%, 10/1/22 (5)	28,000	28,000
Sentara Healthcare, TECP, 1.06%, 6/15/17	4,680	4,680
Southern Ute Indian Tribe, VRDN, 0.72%, 4/1/40 (4)	17,100	17,100
Southern Ute Indian Tribe, VRDN, 0.73%, 1/1/27	35,000	35,000
Univ. of Michigan Regents, Series B, VRDN, 0.60%, 4/1/28	20,000	20,000
Washington Suburban Sanitary Dist., Series B-3, VRDN, BAN GO, VRDN, 0.64%, 6/1/23	30,000	30,000
Wisconsin Housing and Economic Dev., Multi-Family, Series F VRDN, 0.72%, 11/1/30	35,370	35,370
Total Municipal Securities (Cost $593,645)		593,647
REPURCHASE AGREEMENTS 3.3% (6)		
BNP Paribas, Tri-Party, Dated 2/28/17, 0.52%, Delivery Value of $50,000,722 on 3/1/17, Collateralized by U.S. Government securities, 0.62% - 6.63%, 7/31/17 - 2/1/47 valued at $51,000,000	50,000	50,000
Credit Suisse First Boston, Tri-Party, Dated 2/28/17, 0.50% Delivery Value of $39,705,551 on 3/1/17, Collateralized by U.S. Government securities, 1.38% - 2.25%, 12/31/18 - 11/15/25 valued at $40,500,395	39,705	39,705
Total Repurchase Agreements (Cost $89,705)		89,705
U.S. GOVERNMENT AGENCY OBLIGATIONS 2.4% (7)		
Federal Home Loan Bank, 0.52%, 3/1/17	10,000	10,000

Federal Home Loan Bank, 0.52%, 3/6/17	55,000	54,997
Total U.S. Government Agency Obligations (Cost $64,996)		64,997
U.S. TREASURY OBLIGATIONS 18.9%		
U.S. Treasury Bills, 0.495%, 3/9/17	30,000	29,997
U.S. Treasury Bills, 0.502%, 4/27/17	35,000	34,972
U.S. Treasury Bills, 0.502%, 4/27/17	50,000	49,960
U.S. Treasury Bills, 0.505%, 4/27/17	50,000	49,960
U.S. Treasury Bills, 0.505%, 6/8/17	100,000	99,857
U.S. Treasury Bills, 0.518%, 5/11/17	50,000	49,949
U.S. Treasury Bills, 0.533%, 5/11/17	100,000	99,897
U.S. Treasury Bills, 0.535%, 5/11/17	50,000	49,949
U.S. Treasury Bills, 0.538%, 5/18/17	50,000	49,942
Total U.S. Treasury Obligations (Cost $514,483)		514,483
Total Investments in Securities		
100.3% of Net Assets (Cost $2,723,809)		**$ 2,723,874**

‡ Par is denominated in U.S. dollars unless otherwise noted.

(1) Domestic certificates of deposit are issued by domestic branches of U.S. banks.

(2) Eurodollar certificates of deposit are issued by foreign branches of U.S. or foreign banks.

(3) Commercial paper exempt from registration under Section 4(2) of the Securities Act of 1933 and may be resold in transactions exempt from registration only to dealers in that program or other "accredited investors" -- total value of such securities at period-end amounts to $680,486 and represents 25.0% of net assets.

(4) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period-end amounts to $24,628 and represents 0.9% of net assets.

(5) Interest subject to alternative minimum tax

(6) Collateralized by U.S. government securities valued at $91,500 at February 28, 2017 - See Note 3.

(7) The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government.

BAN Bond Anticipation Note

GO General Obligation

HFA Health Facility Authority

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Short-Term Fund
Unaudited

Notes To Portfolio of Investments

T. Rowe Price Reserve Investment Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). T. Rowe Price Short-Term Fund (the fund), formerly the T. Rowe Price Short-Term Reserve Fund, is a diversified, open-end management investment company established by the corporation. The fund is a conservatively managed short-term bond fund offered for the investment of securities lending collateral to funds and trusts managed by T. Rowe Price Associates, Inc. (Price Associates) and its affiliates; it is not available for direct purchase by members of the public. The fund seeks high current income consistent with minimal fluctuations in principal value and liquidity.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

New Accounting Guidance
In October 2016, the Securities and Exchange Commission (SEC) issued a new rule, Investment Company Reporting Modernization, which, among other provisions, amends Regulation S-X to require standardized, enhanced disclosures in investment company financial statements. Compliance with the guidance is effective for financial statements filed with the SEC on or after August 1, 2017; adoption will have no effect on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and its net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Debt securities generally are traded in the over-the-counter (OTC) market. Securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities for which the above valuation procedures are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3. On February 28, 2017, all of the fund’s financial instruments were classified in Level 2, based on the inputs used to determine their fair values. There were no material transfers between Levels 1 and 2 during the period ended February 28, 2017.

NOTE 3 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objectives, policies, program, and risk factors of the fund are described more fully in its prospectus and Statement of Additional Information.

Repurchase Agreements
The fund may engage in repurchase agreements, pursuant to which it pays cash to and receives securities from a counterparty that agrees to “repurchase” the securities at a specified time, typically within seven business days, for a specified price. All repurchase agreements are fully collateralized by U.S. government securities or related agency securities, which are held by the custodian designated by the agreement. Collateral is evaluated daily to ensure that its market value exceeds the delivery value of the repurchase agreements at maturity. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

NOTE 4 - FEDERAL INCOME TAXES

At February 28, 2017, the cost of investments for federal income tax purposes was $2,723,809,000. Net unrealized gain aggregated $65,000 at period-end, of which $103,000 related to appreciated investments and $38,000 related to depreciated investments.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Reserve Investment Funds, Inc.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date April 27, 2017

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date April 27, 2017

	By	/s/ Catherine D. Mathews
Catherine D. Mathews
Principal Financial Officer

Date April 27, 2017